Investment in Associated Companies (Condensed Information Regarding Statement of Financial Position) (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 08, 2018	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Disclosure of associates [line items]
Current assets			$ 1,504,641	$ 853,603
Non-current assets			1,021,216	4,284,190
Current liabilities			(806,322)	(1,044,763)
Non-current liabilities			(668,188)	(3,198,826)
Non-controlling interests			(68,229)	(212,963)
Write back/(impairment) of assets and investments			(28,758)	72,263	[1]	$ 6,541	[1]
Cash and cash equivalents included in current assets			$ 1,417,388	$ 326,635		383,953		$ 610,056
Kenon equity interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest		24.00%
Qoros [Member]
Disclosure of associates [line items]
Principal place of business	[2]		China	China
Proportion of ownership interest	[2]		50.00%	50.00%
Current assets	[2]		$ 235,237	$ 259,804
Non-current assets	[2]		1,259,762	1,273,862
Current liabilities	[2]		(870,192)	(773,946)
Non-current liabilities	[2]		(804,062)	(695,484)
Non-controlling interests	[2]
Total net assets attributable to the Group	[2]		(179,255)	64,236
Share of Group in net assets	[2]		(89,627)	32,118
Write back/(impairment) of assets and investments	[2]
Excess cost	[2]
Loans	[2]		61,645	55,798
Financial guarantee	[2]		29,676	29,677
Book value of investment	[2]		1,694	117,593
Cash and cash equivalents included in current assets			12,000	67,000
Total current and noncurrent liabilities net of trade and other payables and provisions			$ 1,000,000	$ 1,100,000
ZIM [Member]
Disclosure of associates [line items]
Principal place of business			International	International
Proportion of ownership interest			32.00%	32.00%
Current assets			$ 579,595	$ 465,892
Non-current assets			1,222,743	1,237,740
Current liabilities			(686,693)	(530,842)
Non-current liabilities			(1,209,137)	(1,273,447)
Non-controlling interests			(6,509)	(3,125)
Total net assets attributable to the Group			(100,001)	(103,782)
Share of Group in net assets			(32,000)	(33,210)
Write back/(impairment) of assets and investments			28,758	(72,263)		$ 7,000
Excess cost			123,242	187,216
Loans
Financial guarantee
Book value of investment			$ 120,000	$ 81,743

[1]	Restated (See note 2.E and 28)
[2]	Qoros is a joint venture (See Note 10.C.b). The current assets include cash and cash equivalent of $12 million (2016: $67 million). The current and non-current liabilities excluding trade and other payables and provisions amount to $1 billion (2016: $1.1 billion). In January 2018, the Group's equity interest in Qoros was reduced to 24% (see Note 33.2.A).